Business Combinations	12 Months Ended
Jun. 30, 2019
Business combinations [Abstract]
Business Combinations
Business Combinations

Accounting Policy

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net-identifiable assets acquired. Acquisition costs incurred are expensed to profit or loss.

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments with the corresponding gain or loss recognized in profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-outs are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

(a)	Business Combinations Completed During the Year Ended June 30, 2019

	MedReleaf (i)	Anandia (ii)	Agropro/Borela (iii)	ICC (iv)	Whistler (v)	Immaterial transactions (vi)	Total
	$	$	$	$	$	$	$
Total consideration
Cash paid	—	—	8,302	—	—	2,918	11,220
Common shares issued	2,568,634	78,588	1,411	255,237	130,839	2,101	3,036,810
Share purchase warrants issued	—	19,565	—	—	—	—	19,565
Replacement share-based awards	75,373	—	—	7,664	—	—	83,037
Contingent consideration	—	—	—	—	24,395	383	24,778
Loan settlement	—	—	3,176	—	2,867	—	6,043
	2,644,007	98,153	12,889	262,901	158,101	5,402	3,181,453

Net identifiable assets acquired (liabilities assumed)
Cash	113,713	12,127	41	5,155	438	2	131,476
Accounts receivables	11,891	783	2,099	3,005	371	88	18,237
Income taxes receivable	8,078	—	—	—	—	—	8,078
Marketable securities	—	—	—	471	—	—	471
Biological assets	7,154	—	—	135	1,599	—	8,888
Inventories	32,626	33	2,226	762	3,042	—	38,689
Prepaid expenses and deposits	6,344	310	168	—	—	—	6,822
Property, plant and equipment	119,324	4,665	2,435	12,712	27,735	180	167,051
Other assets	581	—	—	—	478	4	1,063
Intangible assets
Customer relationships	62,800	4,700	—	—	1,900	—	69,400
Permits and licenses	89,757	11,000	—	149,745	14,500	—	265,002
Brand and trademarks	62,100	1,700	—	—	14,400	—	78,200
Patents	130	—	—	—	—	—	130
Intellectual property	70,200	12,300	—	—	—	—	82,500
Deferred tax asset	—	—	81	—	—	—	81
	584,698	47,618	7,050	171,985	64,463	274	876,088

Accounts payable and accruals	(16,919)	(518)	(1,683)	(1,963)	(1,045)	(100)	(22,228)
Income taxes payable	—	—	(7)	—	—	—	(7)
Deferred revenue	—	(65)	(6)	—	—	—	(71)
Loans and borrowings	—	(298)	—	—	(6,003)	—	(6,301)
Asset retirement obligation	(217)	—	—	—	—	—	(217)
Deferred tax liability	(59,985)	(7,055)	—	(2,617)	(8,894)	—	(78,551)
Provisions	(4,200)	—	—	—	—	—	(4,200)
	503,377	39,682	5,354	167,405	48,521	174	764,513

Purchase price allocation
Net identifiable assets acquired	503,377	39,682	5,354	167,405	48,521	174	764,513
Goodwill (1)	2,140,630	58,471	7,535	95,496	109,580	5,228	2,416,940
	2,644,007	98,153	12,889	262,901	158,101	5,402	3,181,453

Net cash outflows
Cash consideration paid	—	—	(8,302)	—	—	(2,918)	(11,220)
Cash acquired	113,713	12,127	41	5,155	438	2	131,476
	113,713	12,127	(8,261)	5,155	438	(2,916)	120,256

Acquisition costs expensed
Year ended June 30, 2019	10,097	360	2,552	403	2,087	25	15,524

Net accounts receivables acquired
Gross contractual receivables acquired	14,262	791	2,099	3,005	371	88	20,616
Expected uncollectible receivables	(2,371)	(8)	—	—	—	—	(2,379)
Net accounts receivables acquired	11,891	783	2,099	3,005	371	88	18,237

(1)
Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition, as well as the deferred tax liability recognized for all taxable temporary differences. None of the goodwill arising on these acquisitions are expected to be deductible for tax purposes.

(i)	MedReleaf

On July 25, 2018, the Company acquired MedReleaf, a Canadian company previously listed on the TSX. MedReleaf is in the business of the production and sale of cannabis. The Company acquired MedReleaf to increase its production capacity, international presence, research and development portfolio, patient count and revenue growth.

The Company acquired all of the issued and outstanding shares of MedReleaf for aggregate consideration of $2,644.0 million, which consisted of 370,120,238 common shares with a fair value of $2,568.6 million and replacement share based awards with a fair value of $75.4 million. The compensation expense related to these replacement awards includes: $53.8 million for employee stock options, $2.0 million for performance options, and $19.6 million for warrants.

During the year ended June 30, 2019, management finalized the purchase price allocation of MedReleaf based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Consideration payable	2,644,115	(108)	2,644,007
Loans receivable	845	(845)	—
Property, plant and equipment	134,414	(15,090)	119,324
Intangible assets	335,988	(51,001)	284,987
Loans and borrowings	(845)	845	—
Provision	—	(4,200)	(4,200)
Deferred tax liability	(75,920)	15,935	(59,985)
Goodwill	2,086,382	54,248	2,140,630

For the year ended June 30, 2019, MedReleaf accounted for $113.3 million in revenues and $25.1 million in net loss since July 25, 2018. If the acquisition had been completed on July 1, 2018, the Company estimates it would have recorded an increase of $4.5 million in revenues and an increase of $17.6 million in net loss for the year ended June 30, 2019.

(ii)	Anandia Laboratories Inc. (“Anandia”)

On August 8, 2018, the Company acquired Anandia, a Canadian cannabis-focused science company specialized in genomics, metabolite profiling, plant breeding, disease characterization, cultivar certification, and the provision of testing services to producers and patient-cultivators. The acquisition will enable Aurora to develop new, customized cultivars for specific applications, creating products that generate positive health outcomes in relation to specific medical indications, while further enhancing efficiencies at our facilities.

The Company acquired all of the issued and outstanding shares of Anandia for aggregate consideration of $98.2 million, which included 12,716,482 common shares with a fair value of $78.6 million and 6,358,210 share purchase warrants with a fair value of $19.6 million. The warrants are each exercisable at $9.37 and expire on August 9, 2023. As part of the acquisition, an aggregate of $10.0 million in additional share consideration is to be paid out in three tranches on the first, second and fourth anniversaries of the acquisition date, subject to the continued employment of the co-founders of Anandia. In accordance with IFRS 3, the additional consideration is accounted for as share-based compensation expense for post-combination services provided and will be expensed through income. During the year ended June 30, 2019, the Company accrued $7.4 million in share-based compensation expense relating to this additional share consideration. The share-based compensation was estimated using the Binomial model with the following assumptions: risk-free rate of 2.2%, dividend yield of 0%, historical stock price volatility of 89.9% and a VWAP of $7.13 for the 20 consecutive trading day period was used to fair value the shares. The fair value for the shares and warrants are amortized evenly over the four-year term of the consideration.

During the year ended June 30, 2019, management finalized the purchase price allocation of Anandia based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Intangible assets	30,900	(1,200)	29,700
Deferred tax liability	(7,422)	367	(7,055)
Goodwill	57,595	876	58,471

For the year ended June 30, 2019, Anandia accounted for $3.0 million in revenues and $6.2 million in net loss since the August 8, 2018 acquisition date. If the acquisition had been completed on July 1, 2018, the Company estimates it would have recorded an increase of $0.2 million in revenues and an increase of $2.5 million in net loss for the year ended June 30, 2019.

(iii)	UAB Agropro (“Agropro”) and UAB Borela (“Borela”)

On September 10, 2018, the Company acquired Agropro and Borela, both located in Lithuania. Agropro is a producer, processor and supplier of certified organic hemp and hemp products, and its sister company, Borela, is a processor and distributor of organic hulled hemp seeds, hemp seed protein, hemp flour and hemp seed oil. The Company acquired both companies to extract, refine and productize their organic hemp biomass into a wide range of organic CBD-based products.

The Company acquired all of the issued and outstanding shares of Agropro and Borela for aggregate consideration of $12.9 million which is comprised of $8.3 million in cash, $3.2 million loan settlement, and 170,834 common shares with a fair value of $1.4 million. Additionally, the Company issued 270,024 common shares for finders’ fees relating to this acquisition with a fair value of $2.2 million (Note 15(b)(i)).

During the year ended June 30, 2019, management finalized the purchase price allocation of Agropro and Borela based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. The preliminary acquisition date values reported as at September 30, 2018 for deferred tax assets increased by an insignificant amount. As required by IFRS, comparative amounts have been retrospectively adjusted to reflect the changes effective as of the acquisition date.

For the year ended June 30, 2019, Agropro and Borela accounted for $5.9 million in revenues and $2.6 million in net loss since the September 10, 2018 acquisition date. If the acquisition had been completed on July 1, 2018, the Company estimates it would have recorded an increase of $1.4 million in revenues and an increase of $0.2 million in net loss for the year ended June 30, 2019.

(iv)	ICC

On November 22, 2018, the Company acquired ICC, a licensed producer and distributor of medicinal cannabinoid extracts, consumer cannabis and industrial hemp products in Uruguay, as well as a licensed producer of medicinal cannabis in Colombia. ICC’s science and GMP compliant processing facility will bring significant capacity to Aurora and an early mover advantage to build market share both in Latin America and the international cannabis and wellness markets.

The Company acquired all of the issued and outstanding shares of ICC for aggregate consideration of $262.9 million comprised of 31,904,668 common shares with a fair value of $255.2 million, and $7.7 million fair value of replacement share-based awards. The replacement share-based awards includes $7.6 million for 2,257,381 warrants and $0.02 million for compensation options.

During the year ended June 30, 2019, management finalized the purchase price allocation of ICC based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Property, plant and equipment	18,012	(5,300)	12,712
Intangible assets	141,558	8,187	149,745
Deferred tax liability	(35,389)	32,772	(2,617)
Goodwill	131,154	(35,658)	95,496

For the year ended June 30, 2019, ICC accounted for $0.6 million in revenues and a loss of $9.3 million in net income since the November 22, 2018 acquisition date. If the acquisition had been completed on July 1, 2018, the Company estimates it would have recorded an increase of $0.7 million in revenues and an increase of $8.5 million in net loss for the year ended June 30, 2019.

(v)	Whistler Medical Marijuana Corporation (“Whistler”)

On March 1, 2019, the Company acquired Whistler, a Canadian private licensed producer of organic cannabis products. With the Company’s experience in completing EU GMP certified facilities, Aurora intends to complete the certification of Whistler’s production facilities and utilize its international distribution networks to pursue additional export opportunities.

The Company acquired all of the issued and outstanding shares of Whistler for aggregate consideration of $158.1 million comprised of:

•	13,460,833 common shares with a fair value of $130.8 million;

•	$2.9 million related to the settlement of a pre-existing loan; and

•
$24.4 million of contingent consideration, which represents the estimated fair value of $25.1 million gross consideration to be paid in Aurora common shares upon achievement of certain milestones related to Whistler’s Pemberton facility obtaining a cannabis license and the facility being fully planted.

The Company also issued 207,100 common shares with a fair value of $2.1 million (Note 15(b)(i)) for finders’ fees related to this acquisition.
Under the terms of the purchase agreement, a further $14.9 million in gross contingent consideration is to be paid out to the former shareholders of Whistler subject to the continued employment of the founder of Whistler. In accordance with IFRS 3, the additional cost of this consideration is accounted for as share-based compensation expense for post-combination services provided in the period that the applicable conditions are met. During the year ended June 30, 2019, the Company accrued $7.6 million in share-based compensation expense relating to contingent consideration. The share-based compensation was estimated using a VWAP of $9.77 for the 5 consecutive trading day period, based on the achievement of certain milestones.

Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. The values assigned are, therefore, preliminary and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of identifiable intangible assets and the allocation of goodwill.

During the year ended June 30, 2019, preliminary acquisition date values compared to the preliminary values reported as at the acquisition date changed as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Net identifiable assets acquired, excluding intangible assets	18,238	(517)	17,721
Intangible assets	31,100	(300)	30,800
Goodwill	108,763	817	109,580

As required by IFRS, comparative amounts have been adjusted retroactively to reflect the adjustments effective as of the acquisition date.

For the year ended June 30, 2019, Whistler accounted for $3.6 million in revenues and a loss of $1.5 million since the March 1, 2019 acquisition date. If the acquisition had been completed on July 1, 2018, the Company estimates it would have recorded an increase of $3.1 million in revenues and an increase of $1.0 million in net income for the year ended June 30, 2019.

(vi)	Immaterial Transactions

During the year ended June 30, 2019, the Company acquired 100% ownership of two businesses complementary to our existing lines of business. Goodwill represents expected operational synergies arising from the acquired workforce and the benefits of acquiring the established businesses. None of the amount assigned to goodwill is expected to be deductible for tax purposes.

(b)	Business Combinations Completed During the Year Ended June 30, 2018

	BCNL / UCI (i)	Hempco (ii)	Larssen (iii)	CanniMed (iv)	Total
	$	$	$	$	$
Total consideration
Cash paid	3,294	946	3,500	130,979	138,719
Common shares issued	248	—	—	706,874	707,122
Share purchase warrants issued	136	—	—	—	136
Contingent consideration	1,119	—	—	—	1,119
Loan settlement	716	2,301	—	—	3,017
	5,513	3,247	3,500	837,853	850,113

Net identifiable assets acquired (liabilities assumed)
Cash	138	908	—	38,883	39,929
Accounts receivables	394	1,388	—	986	2,768
Short-term investments	—	511	—	—	511
Biological assets	—	—	—	2,535	2,535
Inventories	874	1,875	—	10,269	13,018
Prepaid expenses and deposits	55	178	—	223	456
Investments in associates	—	—	—	212	212
Property, plant and equipment	149	2,876	—	45,316	48,341
Intangible assets
Customer relationships	105	—	—	7,200	7,305
Permits and licenses	—	—	—	65,800	65,800
Brand and trademarks	654	—	—	70,200	70,854
Patents	521	—	—	1,700	2,221
Deferred tax asset	—	—	—	11,696	11,696
	2,890	7,736	—	255,020	265,646

Accounts payable and accruals	(818)	(968)	—	(24,334)	(26,120)
Income taxes payable	(26)	—	—	(20)	(46)
Deferred revenue	(86)	—	—	—	(86)
Loans and borrowings	—	—	—	(11,825)	(11,825)
Deferred tax liability	(335)	—	—	(44,115)	(44,450)
	1,625	6,768	—	174,726	183,119

Purchase price allocation
Net identifiable assets acquired	1,625	6,768	—	174,726	183,119
Fair value of previously held equity interest	—	—	—	(26,567)	(26,567)
Non-controlling interest	—	(5,935)	—	(22,381)	(28,316)
Goodwill (1)	3,888	2,414	3,500	712,075	721,877
	5,513	3,247	3,500	837,853	850,113

Non-controlling interest	—%	48.6%	—%	12.8%

Net cash outflows
Cash consideration paid	3,294	946	3,500	130,979	138,719
Cash acquired	(138)	(908)	—	(38,883)	(39,929)
	3,156	38	3,500	92,096	98,790

Acquisition costs expensed
Year ended June 30, 2018	65	71	30	7,235	7,401

Net accounts receivables acquired
Gross contractual receivables acquired	504	1,420	—	986	2,910
Expected uncollectible receivables	(110)	(32)	—	—	(142)
Net accounts receivables acquired	394	1,388		986	2,768

(1)	None of the goodwill arising on these acquisitions are expected to be deductible for tax purposes.

(i)	BC Northern Lights Enterprises Ltd. (“BCNL”) and Urban Cultivator Inc. (“UCI”)

On September 29, 2017, the Company acquired BCNL and UCI to cater to the home grow cannabis market. BCNL is in the business of the production and sale of proprietary systems for the safe, efficient and high-yield indoor cultivation of cannabis. UCI is in the business of the production and sale of state-of-the-art indoor gardening appliances for the cultivation of organic microgreens, vegetables and herbs in home kitchens.

The Company acquired all of the issued and outstanding shares of BCNL and UCI for aggregate consideration of $5.5 million comprised of $3.3 million cash consideration, settlement of a $0.7 million loan receivable, 89,107 common shares with a fair value of $0.2 million, share purchase warrants with a fair value of $0.1 million exercisable at $2.8056 per share until September 29, 2020, and $1.1 million of contingent consideration representing the estimated fair value of the $4.0 million gross consideration to be paid in cash or common shares at the election of Aurora over a period of 3 years related to the achievement of certain future milestones. As of June 30, 2019, the contingent consideration was fully settled (June 30, 2018 - $1.2 million fair value) (Note 25).

During the year ended June 30, 2018, the Company finalized the purchase price allocation and adjusted the values for the contingent consideration, intangible assets, goodwill and the working capital holdback pursuant to the acquisition agreement. As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Net identifiable assets acquired	846	779	1,625
Goodwill	6,551	(2,663)	3,888

For the year ended June 30, 2018, BCNL and UCI accounted for $2.4 million in revenues and $1.4 million in net loss since September 29, 2017. If the acquisition had been completed on July 1, 2017, the Company estimates it would have recorded an increase of $1.1 million in revenues and an increase of $0.04 million in net loss for the year ended June 30, 2018.

(ii)	Hempco Food and Fiber Inc. (“Hempco”)

Hempco, a Canadian public company listed on the TSX Venture Exchange, is a producer of industrial hemp products and is developing hemp foods, hemp fiber and hemp nutraceuticals. The Company anticipates regulations preventing industrial hemp producers from harvesting leaves, flowers and buds, which contain Cannabidiols (“CBD”), will be revised to allow for processing of CBD which Aurora intends to use for the production of capsules, oils and topicals.

On November 14, 2017, the Company acquired a 22.3% ownership interest in Hempco by subscribing to its private placement of 10,558,676 units at $0.3075 per unit for gross proceeds of $3.2 million. Each unit consisted of one common share and one warrant exercisable at $0.41 per share for a period of two years. The gross proceeds paid were offset against the $2.3 million loan principal and accrued interest receivable from Hempco. The Company also entered into a call option agreement to acquire up to an aggregate of 10,754,942 shares from the majority owners of Hempco. On March 22, 2018 and May 7, 2018, the Company increased its ownership interest in Hempco to 35.12% and 52.3%, respectively, through the exercise of 10,558,676 share purchase warrants at $0.41 for a cost of $4.3 million, and the exercise of its call option to purchase 10,754,942 shares from the two founders at $0.40 per share for a cost $4.3 million, respectively.

After considering potential voting rights on a fully diluted basis, the Company concluded that it has control over Hempco and holds a 51.39% ownership interest in Hempco as at June 30, 2019 (June 30, 2018 – 52.33%). Non-controlling interest is recognized at the non-controlling interest’s proportionate share of Hempco’s fair value of identifiable net assets. In connection with the increase in ownership on March 22, 2018 and May 7, 2018, the non-controlling interest was reduced proportionately for Aurora’s increase in ownership. The $1.9 million difference between the $2.4 million proportionate change in non-controlling interest and the $4.3 million fair value of consideration paid was recognized in equity attributable to Aurora. The $4.3 million fair value consideration paid for the exercise of Hempco warrants was eliminated upon consolidation.

During the year ended June 30, 2019, management finalized the purchase price allocation of Hempco based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. No changes were made to the purchase price allocation disclosed in the audited consolidated financial statements for the year ended June 30, 2018.

For the year ended June 30, 2018, Hempco accounted for $1.6 million in revenues and $7.2 million in net loss since November 14, 2017. If the acquisition had been completed on July 1, 2017, the Company estimates that it would have recorded an increase of $0.3 million in revenues and an increase of $0.3 million in net loss.

Subsequent to June 30, 2019, the Company obtained a 100% ownership interest in Hempco (Note 28).

(iii)	Larssen Ltd. (“Larssen”)

On December 4, 2017, the Company, through its wholly-owned subsidiary, Aurora Larssen Projects Inc., completed the acquisition of Larssen, a Canadian company that provides consulting on the design, engineering and construction of advanced greenhouse cultivation facilities. Larssen was acquired to bring the construction expertise and know-how in-house in order to benefit Aurora’s current and future production facilities as well as production facilities of the Company’s strategic partners.

The Company acquired all of the issued and outstanding shares of Larssen for aggregate consideration of $3.5 million in cash. As part of the acquisition agreement, an aggregate of $4.0 million of gross cash contingent consideration is to be paid out on the first and second anniversaries of the acquisition date subject to the continued employment of the President and Owner of Larssen. The acquisition agreement also includes an aggregate $6.0 million of gross contingent consideration to be paid out upon the achievement of certain future performance milestones related to specific construction projects to be completed by Larssen. The project related contingent consideration can be settled, at the election of Aurora, in cash or common shares based on the VWAP of the Company’s shares for the first five trading days of the next calendar year when a milestone is met. Both the cash and project related contingent consideration is considered to be a post-combination cost, which will be expensed through profit and loss.

During the year ended June 30, 2018, the Company finalized the purchase price allocation and adjusted the fair value of contingent consideration. As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Net identifiable assets acquired	—	—	—
Goodwill	9,724	(6,224)	3,500

For the year ended June 30, 2018, Larssen generated revenues of $4.2 million and accounted for $3.0 million in net income since December 4, 2017.

(iv)	CanniMed

On March 15, 2018, the Company acquired an 87.2% ownership interest in CanniMed pursuant to an offer to acquire all of the issued and outstanding CanniMed shares, excluding the 700,600 existing shares already owned by Aurora. CanniMed is a Canadian company previously listed on the TSX and is in the business of production and distribution of medical cannabis pursuant to the ACMPR. The Company acquired CanniMed to increase its production capacity, international presence, research and development portfolio, patient count and revenue growth.

The 700,600 common shares were originally purchased for $16.1 million and upon the acquisition of control the $26.5 million fair value of the shares was reclassified from marketable securities (Note 5(a)) to the investment in CanniMed, resulting in the Company recognizing a realized gain on the cumulative changes in fair value of $10.4 million in the statement of comprehensive (loss) income.

Total consideration paid upon acquisition of control was $837.9 million comprised of $131.0 million cash and 62,833,216 common shares with a fair value of $706.9 million. Non-controlling interest has been recognized at the non-controlling interest’s proportionate share of the acquiree’s net assets. On March 26, 2018 and May 1, 2018, the Company increased its ownership interest in CanniMed by 8.7% and 4.1%, respectively, and obtained 100% interest in CanniMed. The Company paid $106.2 million for the additional 12.8% interest comprised of $14.3 million in cash and 9,913,630 common shares with a fair value of $91.9 million. As a result, the non-controlling interest was reduced proportionately for Aurora’s increase in ownership. The $83.8 million difference between the $22.4 million non-controlling interest and the $106.2 million fair value of consideration paid was recognized in equity attributable to Aurora. As of June 30, 2019, the Company held 100% ownership interest in CanniMed.

During the year ended June 30, 2019, management finalized the purchase price allocation of CanniMed based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation as at June 30, 2018	Adjustments	Final adjusted balance
	$	$	$
Intangible assets	200,800	(55,900)	144,900
Deferred tax asset	11,663	33	11,696
Deferred tax liability	(58,083)	13,968	(44,115)
Non-controlling interest	(32,586)	10,205	(22,381)
Goodwill	680,381	31,694	712,075

On both a consolidated basis and stand-alone entity basis before the elimination of intercompany transactions, for the year ended June 30, 2018, CanniMed generated $6.7 million in revenues and accounted for $3.3 million in net and comprehensive loss since March 15, 2018. If the acquisition had been completed on July 1, 2017, the Company estimates that it would have recorded an increase of $11.7 million in revenues and an increase of $37.6 million in net loss.

(c)	Asset Acquisitions

Completed during the year ended June 30, 2018	H2
$
Consideration paid
Cash paid	—
Common shares issued	15,283
Cash acquisition costs paid	636
Loan settlement	3,000
Contingent consideration	14,957
33,876

Net identifiable assets (liabilities) acquired
Cash	205
Accounts receivables	369
Property, plant and equipment	8,304
Intangible assets - Permits and licenses	27,165
36,043

Accounts payable and accruals	(2,167)
33,876

H2 Biopharma Inc. (“H2” or “Aurora Eau”)

On November 30, 2017, the Company acquired 100% of the net assets of H2 for a total consideration of $33.9 million comprised of 1,910,339 common shares with a fair value of $15.3 million of which 181,622 were placed in escrow, settlement of a $3.0 million loan receivable, $15.0 million of contingent consideration payable and $0.6 million of acquisition costs. Upon closing, the Company issued and deposited 2,878,934 common shares into escrow for the $15.0 million contingent consideration which was to be paid out over a five-year period upon achievement of future performance milestones related to the construction completion of the Aurora Eau facility and obtaining the relevant licenses to cultivate and sell cannabis. During the year ended June 30, 2019, all of these milestones were achieved and the Company released 2,099,257 common shares from escrow, with a further 119,869 shares that were released subsequent to June 30, 2019 relating to receipt of a tax compliance certificate pursuant to the terms of the acquisition agreement. The number of common shares paid was determined based on the VWAP of the Company’s shares for the last five trading days immediately prior to the Company confirming that the particular milestone has been achieved.